UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08481

Columbia Funds Variable Insurance Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	12/31/07

Date of reporting period:	3/31/07

Item 1.    Schedule of Investments.

INVESTMENT PORTFOLIO
March 31, 2007 (Unaudited)	Columbia High Yield Fund, Variable Series

	Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 85.9%
BASIC MATERIALS – 7.0%
Chemicals – 2.4%
CPG International I, Inc.
10.500% 07/01/13	750,000	787,500
EquiStar Chemicals LP
7.550% 02/15/26	250,000	246,875
10.125% 09/01/08	785,000	826,212
10.625% 05/01/11	1,520,000	1,603,600
Millennium America, Inc.
7.625% 11/15/26	205,000	202,438
Mosaic Co.
7.375% 12/01/14(a)	645,000	672,413
7.625% 12/01/16(a)	775,000	817,625
NOVA Chemicals Corp.
8.502% 11/15/13(b)	390,000	388,050
Phibro Animal Health Corp.
10.000% 08/01/13(a)	910,000	969,150
Tronox Worldwide LLC/Tronox Finance Corp.
9.500% 12/01/12	670,000	710,200
Chemicals Total		7,224,063
Forest Products & Paper – 2.8%
Abitibi-Consolidated, Inc.
8.850% 08/01/30	160,000	142,400
Bowater Canada Finance
7.950% 11/15/11	95,000	92,387
Bowater, Inc.
9.375% 12/15/21	1,475,000	1,482,375
9.500% 10/15/12	10,000	10,200
Georgia-Pacific Corp.
7.000% 01/15/15(a)	1,735,000	1,743,675
7.250% 06/01/28	130,000	124,150
7.375% 12/01/25	155,000	149,575
7.750% 11/15/29	280,000	277,200
8.000% 01/15/24	2,106,000	2,116,530
8.875% 05/15/31	335,000	355,100
Glatfelter
7.125% 05/01/16	320,000	324,800
Smurfit Capital Funding PLC
7.500% 11/20/25	1,873,000	1,910,460
Forest Products & Paper Total		8,728,852

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Iron/Steel – 1.0%
Allegheny Ludlum Corp.
6.950% 12/15/25	300,000	309,000
Allegheny Technologies, Inc.
8.375% 12/15/11	1,635,000	1,757,625
UCAR Finance, Inc.
10.250% 02/15/12	169,000	177,450
United States Steel Corp.
9.750% 05/15/10	770,000	808,500
Iron/Steel Total		3,052,575
Metals & Mining – 0.8%
Aleris International, Inc.
7.375% 12/19/13(c)	720,000	720,900
Freeport-McMoRan Copper & Gold, Inc.
8.250% 04/01/15	465,000	500,456
8.375% 04/01/17	1,125,000	1,216,407
Metals & Mining Total		2,437,763
BASIC MATERIALS TOTAL		21,443,253
COMMUNICATIONS – 15.7%
Media – 7.3%
CanWest Media, Inc.
8.000% 09/15/12	926,648	959,081
Dex Media East LLC
12.125% 11/15/12	120,000	131,250
Dex Media West LLC
9.875% 08/15/13	1,640,000	1,789,650
Houghton Mifflin Co.
7.200% 03/15/11	325,000	329,875
ION Media Networks, Inc.
8.610% 01/15/12(a)(b)	505,000	516,363
11.610% 01/15/13(a)(b)	2,320,000	2,418,600
Lamar Media Corp.
7.250% 01/01/13	3,325,000	3,366,562
Medianews Group, Inc.
6.875% 10/01/13	110,000	100,100
Morris Publishing Group LLC
7.000% 08/01/13	1,480,000	1,413,400
Nielsen Finance LLC
7.610% 08/04/13(b)(c)	1,855,675	1,870,168

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Quebecor Media, Inc.
7.750% 03/15/16		2,160,000	2,219,400
R.H. Donnelley Finance Corp.
10.875% 12/15/12(a)		585,000	631,800
R.H. Donnelley, Inc.
10.875% 12/15/12		1,345,000	1,452,600
Rogers Cable, Inc.
6.250% 06/15/13(d)		750,000	761,250
7.875% 05/01/12		1,590,000	1,729,125
Shaw Communications, Inc.
7.500% 11/20/13	CAD	365,000	351,728
Sun Media Corp.
7.625% 02/15/13	$275,000		279,125
Videotron Ltee
6.375% 12/15/15		1,475,000	1,449,187
6.875% 01/15/14		325,000	328,250
Ziff Davis Media, Inc.
11.360% 05/01/12(b)		280,000	280,700
Media Total			22,378,214
Telecommunication Services – 8.4%
Centennial Cellular Operating Co./Centennial Communications Corp.
10.125% 06/15/13		770,000	831,600
Colo.Com, Inc.
13.875% 03/15/10(a)(e)(f)(g)		103,096	—
Dobson Cellular Systems, Inc.
8.375% 11/01/11		1,695,000	1,798,819
9.875% 11/01/12		135,000	147,150
GCI, Inc.
7.250% 02/15/14		945,000	945,000
Inmarsat Finance II PLC
(h) 11/15/12 (10.375% 11/15/08)		460,000	434,700
Intelsat Subsidiary Holding Co., Ltd.
8.250% 01/15/13		650,000	677,625
Loral Cyberstar, Inc.
10.000% 07/15/06(e)(f)		81,000	—
Lucent Technologies, Inc.
5.500% 11/15/08		180,000	178,650
6.450% 03/15/29		5,440,000	4,909,600
6.500% 01/15/28		80,000	72,200

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Millicom International Cellular SA
10.000% 12/01/13	655,000	717,225
Nortel Networks Ltd.
10.750% 07/15/16(a)	1,105,000	1,226,550
PanAmSat Corp.
9.000% 08/15/14	385,000	416,763
9.000% 06/15/16	730,000	803,912
Qwest Communications International, Inc.
7.250% 02/15/11	1,395,000	1,428,131
Qwest Corp.
5.625% 11/15/08	1,420,000	1,420,000
6.950% 06/30/10(c)(d)	350,000	359,188
7.200% 11/10/26	2,885,000	2,921,062
7.250% 09/15/25	220,000	226,875
8.875% 03/15/12	2,305,000	2,547,025
8.875% 06/01/31	715,000	745,387
Rogers Cantel, Inc.
9.750% 06/01/16	185,000	233,100
Rogers Wireless, Inc.
7.500% 03/15/15	340,000	368,475
8.000% 12/15/12	1,355,000	1,436,300
9.625% 05/01/11	780,000	889,200
Telecommunication Services Total		25,734,537
COMMUNICATIONS TOTAL		48,112,751
CONSUMER CYCLICAL – 12.8%
Airlines – 1.9%
Delta Air Lines, Inc.
8.300% 12/15/29(g)	810,000	455,625
9.250% 12/27/07(g)	215,000	119,862
9.250% 03/15/22(g)	280,000	154,000
9.750% 05/15/21(g)	1,535,000	844,250
10.000% 08/15/08(g)	285,000	155,325
10.125% 05/15/10(g)	1,705,000	946,275
10.375% 02/01/11(g)	470,000	260,850
10.375% 12/15/22(g)	275,000	151,250
Northwest Airlines, Inc.
7.875% 03/15/08(g)	465,000	392,925
8.700% 03/15/07(g)	35,000	29,575
9.875% 03/15/07(g)	120,000	103,800

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Airlines – (continued)
10.000% 02/01/09(g)	2,695,000	2,277,275
Airlines Total		5,891,012
Apparel – 0.4%
Unifi, Inc.
11.500% 05/15/14	1,265,000	1,255,513
Apparel Total		1,255,513
Auto Parts & Equipment – 1.7%
Collins & Aikman Products Co.
12.875% 08/15/12(a)(g)	620,000	775
Goodyear Tire & Rubber Co.
6.375% 03/15/08	130,000	130,325
8.140% 04/30/10(b)(c)(d)	500,000	503,540
8.625% 12/01/11(a)	710,000	763,250
11.250% 03/01/11	905,000	994,369
Lear Corp.
8.500% 12/01/13	540,000	521,775
8.750% 12/01/16	515,000	491,825
Tenneco Automotive, Inc.
8.625% 11/15/14	1,505,000	1,568,962
10.250% 07/15/13	120,000	130,800
Auto Parts & Equipment Total		5,105,621
Entertainment – 0.3%
Isle of Capri Casinos, Inc.
9.000% 03/15/12	70,000	72,975
Steinway Musical Instruments, Inc.
7.000% 03/01/14(a)	895,000	881,575
United Artists Theatre Circuit, Inc.
9.300% 07/01/15(e)	55,991	50,392
Entertainment Total		1,004,942
Leisure Time – 0.5%
Town Sports International, Inc.
(h) 02/01/14 (11.000% 02/01/09)	1,154,000	1,032,830
9.000% 02/27/14(c)	605,000	605,756
Leisure Time Total		1,638,586
Lodging – 4.7%
Boyd Gaming Corp.
6.750% 04/15/14	560,000	558,600
7.750% 12/15/12	1,600,000	1,652,000

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Caesars Entertainment, Inc.
7.875% 03/15/10	685,000	715,825
8.875% 09/15/08	430,000	448,275
Chukchansi Economic Development Authority
8.000% 11/15/13(a)	665,000	687,444
Galaxy Entertainment Finance Co., Ltd.
9.875% 12/15/12(a)	525,000	573,562
Gaylord Entertainment Co.
6.750% 11/15/14	490,000	477,137
8.000% 11/15/13	960,000	982,800
Jacobs Entertainment, Inc.
9.750% 06/15/14	1,435,000	1,467,287
Mandalay Resort Group
9.500% 08/01/08	225,000	234,844
10.250% 08/01/07	15,000	15,188
MGM Mirage
6.000% 10/01/09	1,850,000	1,852,312
8.500% 09/15/10	1,005,000	1,074,094
9.750% 06/01/07	190,000	190,950
Mohegan Tribal Gaming Authority
6.375% 07/15/09	665,000	661,675
7.125% 08/15/14	235,000	238,525
MTR Gaming Group, Inc.
9.000% 06/01/12	680,000	707,200
9.750% 04/01/10	105,000	109,463
Penn National Gaming, Inc.
6.750% 03/01/15	940,000	911,800
San Pasqual Casino
8.000% 09/15/13(a)	40,000	41,150
Seminole Hard Rock Entertainment, Inc.
7.848% 03/15/14(a)(b)	595,000	606,900
Starwood Hotels & Resorts Worldwide, Inc.
7.375% 05/01/07	255,000	255,197
Lodging Total		14,462,228
Retail – 2.6%
Harry & David Holdings, Inc.
9.000% 03/01/13	270,000	275,400

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Jafra Cosmetics International, Inc./Distribuidora Comercial Jaffra SA de CV
10.750% 05/15/11	175,000	185,281
Jean Coutu Group, Inc.
8.500% 08/01/14	1,700,000	1,844,500
Pantry, Inc.
7.750% 02/15/14	575,000	580,750
Rite Aid Corp.
7.500% 01/15/15	1,105,000	1,102,237
7.500% 03/01/17	900,000	888,750
8.125% 05/01/10	575,000	590,813
8.625% 03/01/15	1,300,000	1,231,750
Star Gas Partners LP/Star Gas Finance Co.
10.250% 02/15/13	651,000	691,688
Toys R Us, Inc.
7.625% 08/01/11	590,000	560,500
Retail Total		7,951,669
Textiles – 0.7%
INVISTA
9.250% 05/01/12(a)	1,840,000	1,959,600
Textiles Total		1,959,600
CONSUMER CYCLICAL TOTAL		39,269,171
CONSUMER NON-CYCLICAL – 10.4%
Agriculture – 1.0%
Reynolds American, Inc.
7.625% 06/01/16	1,525,000	1,622,342
7.750% 06/01/18	1,240,000	1,337,970
Agriculture Total		2,960,312
Beverages – 0.5%
Constellation Brands, Inc.
8.000% 02/15/08	575,000	583,566
8.125% 01/15/12	1,000,000	1,035,000
Beverages Total		1,618,566
Commercial Services – 1.6%
Cardtronics, Inc.
9.250% 08/15/13	160,000	168,000
Chemed Corp.
8.750% 02/24/11	300,000	312,000

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Great Lakes Dredge & Dock Corp.
7.750% 12/15/13	525,000	521,062
Knowledge Learning Corp., Inc.
7.750% 02/01/15(a)	975,000	957,937
Language Line Holdings, Inc.
11.125% 06/15/12	980,000	1,041,250
Phoenix Color Corp.
13.000% 02/01/09	110,000	110,275
Protection One Alarm Monitoring
8.125% 01/15/09	430,000	430,538
Quebecor World, Inc.
9.750% 01/15/15(a)	495,000	519,750
Vertis, Inc.
9.750% 04/01/09	170,000	172,975
Vertrue, Inc.
9.250% 04/01/14	550,000	602,250
Commercial Services Total		4,836,037
Food – 1.6%
Chiquita Brands International, Inc.
7.500% 11/01/14	1,360,000	1,225,700
8.875% 12/01/15	421,000	395,740
Dean Foods Co.
8.150% 08/01/07	795,000	795,000
Pilgrim’s Pride Corp.
7.625% 05/01/15	355,000	354,112
8.375% 05/01/17	265,000	261,688
Pinnacle Foods Holding Corp.
8.250% 12/01/13	1,120,000	1,218,056
Swift & Co.
10.125% 10/01/09	710,000	733,075
Food Total		4,983,371
Healthcare Products – 0.8%
Encore Medical Finance LLC/Encore Medical Finance Corp.
11.750% 11/15/14(a)	895,000	917,375
Hanger Orthopedic Group, Inc.
10.250% 06/01/14	995,000	1,057,188

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Products – (continued)
Invacare Corp.
9.750% 02/15/15(a)	610,000	613,050
Healthcare Products Total		2,587,613
Healthcare Services – 3.9%
Ameripath, Inc.
10.500% 04/01/13	1,730,000	1,851,100
BHM Technology
8.320% 07/21/13(c)	38,043	36,759
8.350% 07/21/13(c)	951,064	918,965
8.360% 07/21/13(c)	475,532	459,483
Centene Corp.
7.250% 04/01/14(a)	800,000	804,000
Fisher Scientific International, Inc.
6.750% 08/15/14	1,725,000	1,771,756
HCA, Inc.
6.300% 10/01/12	140,000	130,900
9.250% 11/15/16(a)	1,140,000	1,229,775
Skilled Healthcare Group
11.000% 01/15/14(a)	425,000	472,813
Talecris Biotherapeutics
10.500% 12/06/13(c)	473,813	475,589
11.860% 12/06/14(c)	955,000	975,294
Triad Hospitals, Inc.
7.000% 05/15/12	775,000	804,062
7.000% 11/15/13	2,070,000	2,160,562
Healthcare Services Total		12,091,058
Household Products/Wares – 0.4%
ACCO Brands Corp.
7.625% 08/15/15	455,000	455,000
Jarden Corp.
7.500% 05/01/17	640,000	646,400
Household Products/Wares Total		1,101,400
Pharmaceuticals – 0.6%
Angiotech Pharmaceuticals, Inc.
7.750% 04/01/14	540,000	498,150
9.110% 12/01/13(a)(b)	100,000	102,125
NBTY, Inc.
7.125% 10/01/15	595,000	598,719
Warner Chilcott Corp.
7.360% 01/18/12	161,411	162,074

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
Series B,
7.610% 01/18/12(b)(c)(d)	193,208	194,002
Series C,
7.614% 01/18/11(b)(c)(d)	97,361	97,761
Warner Chilcott Dovonex Delayed Draw
7.614% 01/21/12(b)(c)	77,922	78,117
Pharmaceuticals Total		1,730,948
CONSUMER NON-CYCLICAL TOTAL		31,909,305
DIVERSIFIED – 0.3%
Holding Companies-Diversified – 0.3%
ESI Tractebel Acquisition Corp.
7.990% 12/30/11	315,000	321,876
Kansas City Southern Railway
9.500% 10/01/08	560,000	586,600
Holding Companies-Diversified Total		908,476
DIVERSIFIED TOTAL		908,476
ENERGY – 12.6%
Coal – 0.4%
Peabody Energy Corp.
7.375% 11/01/16	825,000	868,313
7.875% 11/01/26	275,000	295,625
Coal Total		1,163,938
Oil & Gas – 6.1%
Chaparral Energy, Inc.
8.500% 12/01/15	1,615,000	1,594,812
8.875% 02/01/17(a)	1,375,000	1,381,875
Chesapeake Energy Corp.
6.375% 06/15/15	1,565,000	1,557,175
6.875% 11/15/20	185,000	184,075
7.500% 09/15/13	735,000	768,075
7.750% 01/15/15	550,000	573,375
Compton Petroleum Corp.
7.625% 12/01/13	395,000	386,113
Forest Oil Corp.
8.000% 12/15/11	350,000	364,875
Hilcorp Energy LP/Hilcorp Finance Co.
7.750% 11/01/15(a)	745,000	731,962
9.000% 06/01/16(a)	550,000	583,000

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Mariner Energy, Inc.
7.500% 04/15/13	1,195,000	1,174,087
Newfield Exploration Co.
6.625% 04/15/16	2,475,000	2,475,000
Parker Drilling Co.
9.625% 10/01/13	325,000	352,625
Petroquest Energy, Inc.
10.375% 05/15/12	615,000	642,675
Pogo Producing Co.
6.625% 03/15/15	595,000	580,125
6.875% 10/01/17	1,195,000	1,165,125
8.250% 04/15/11	555,000	564,713
Pride International, Inc.
7.375% 07/15/14	1,555,000	1,593,875
Tesoro Corp.
6.625% 11/01/15	415,000	420,188
Vintage Petroleum, Inc.
8.250% 05/01/12	800,000	833,914
Whiting Petroleum Corp.
7.000% 02/01/14	945,000	921,375
Oil & Gas Total		18,849,039
Oil & Gas Services – 1.2%
Allis-Chalmers Energy, Inc.
8.500% 03/01/17	205,000	201,925
9.000% 01/15/14	1,120,000	1,128,400
Complete Production Services, Inc.
8.000% 12/15/16(a)	745,000	763,625
Grant Prideco, Inc.
6.125% 08/15/15	1,755,000	1,741,838
Oil & Gas Services Total		3,835,788
Pipelines – 4.9%
ANR Pipeline Co.
7.375% 02/15/24	270,000	309,919
8.875% 03/15/10	25,000	26,110
9.625% 11/01/21	1,983,000	2,686,503
Atlas Pipeline Partners LP
8.125% 12/15/15	330,000	339,900
Colorado Interstate Gas Co.
6.800% 11/15/15	570,000	606,185
El Paso Corp.
7.800% 08/01/31	105,000	116,025

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
El Paso Natural Gas Co.
7.500% 11/15/26	4,435,000	4,948,121
7.625% 08/01/10	295,000	307,856
8.375% 06/15/32	115,000	141,685
8.625% 01/15/22	115,000	139,565
MarkWest Energy Partners LP
6.875% 11/01/14	1,155,000	1,120,350
8.500% 07/15/16	640,000	667,200
Northwest Pipeline Corp.
7.125% 12/01/25	150,000	159,375
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125% 06/15/14	115,000	120,097
Southern Natural Gas Co.
7.350% 02/15/31	1,520,000	1,681,128
8.000% 03/01/32	345,000	409,800
Williams Companies, Inc.
7.125% 09/01/11	1,115,000	1,167,962
Pipelines Total		14,947,781
ENERGY TOTAL		38,796,546
FINANCIALS – 9.6%
Banks – 0.3%
Fremont General Corp.
7.875% 03/17/09	980,000	911,400
Banks Total		911,400
Diversified Financial Services – 6.7%
Alamosa Delaware, Inc.
11.000% 07/31/10	250,000	267,195
American Real Estate Partners LP/American Real Estate Finance Corp.
7.125% 02/15/13	1,830,000	1,807,125
Ameripath Intermediate Holdings, Inc.
10.650% 02/15/14(a)(b)	90,000	90,000
AMR Real Estate
8.125% 06/01/12	490,000	498,575
Cedar Brakes LLC
8.500% 02/15/14(a)	104,535	113,395
9.875% 09/01/13(a)	224,770	249,054

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Ford Motor Credit Co.
7.375% 10/28/09	2,870,000	2,864,725
7.875% 06/15/10	305,000	306,134
General Motors Acceptance Corp.
6.750% 12/01/14	3,660,000	3,598,117
8.000% 11/01/31	3,110,000	3,334,368
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.
8.500% 04/01/15(a)	455,000	472,631
9.750% 04/01/17(a)	190,000	198,550
LaBranche & Co., Inc.
9.500% 05/15/09	425,000	446,250
11.000% 05/15/12	2,155,000	2,348,950
MXEnergy Holdings, Inc.
12.901% 08/01/11(a)(b)	740,000	680,800
Rainbow National Services LLC
10.375% 09/01/14(a)	235,000	262,906
Regency Energy Partners LP/Regency Energy Finance Corp.
8.375% 12/15/13(a)	1,055,000	1,076,100
Vanguard Health Holding Co. LLC
(h) 10/01/15 (11.250% 10/01/09)	655,000	532,188
9.000% 10/01/14	1,370,000	1,387,125
Diversified Financial Services Total		20,534,188
Insurance – 0.4%
Crum & Forster Holdings Corp.
10.375% 06/15/13	580,000	626,400
Fairfax Financial Holdings Ltd.
7.375% 04/15/18	105,000	98,962
7.750% 07/15/37	260,000	239,200
8.250% 10/01/15	40,000	39,800
8.300% 04/15/26	15,000	14,662
Lumbermens Mutual Casualty
8.450% 12/01/97(a)(g)	30,000	225
9.150% 07/01/26(a)(g)	645,000	4,838
Insurance Total		1,024,087
Real Estate – 1.1%
American Real Estate Partners LP/American Real Estate Finance Corp.
7.125% 02/15/13(a)	1,495,000	1,476,312

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate – (continued)
LNR Property Corp.
8.090% 07/12/09(b)(c)	68,327	68,412
8.110% 07/12/09(b)(c)	136,674	136,844
8.110% 07/12/11(b)(c)	1,715,000	1,724,501
Real Estate Total		3,406,069
Real Estate Investment Trusts (REITs) – 1.1%
Crescent Real Estate Equities LP
7.500% 09/15/07	655,000	658,275
9.250% 04/15/09	300,000	306,750
Omega Healthcare Investors, Inc.
7.000% 04/01/14	1,255,000	1,267,550
Trustreet Properties, Inc.
7.500% 04/01/15	1,106,000	1,204,732
Real Estate Investment Trusts (REITs) Total		3,437,307
FINANCIALS TOTAL		29,313,051
INDUSTRIALS – 9.1%
Aerospace & Defense – 0.6%
BE Aerospace, Inc.
8.875% 05/01/11	210,000	216,562
Sequa Corp.
8.875% 04/01/08	940,000	963,500
9.000% 08/01/09	715,000	754,325
Aerospace & Defense Total		1,934,387
Building Materials – 0.7%
Ainsworth Lumber Co., Ltd.
9.350% 04/01/13(b)	270,000	206,550
Building Material
11.125% 09/15/14(c)	760,000	763,169
Dayton Superior Corp.
10.750% 09/15/08	420,000	430,500
Panolam Industries International, Inc.
10.750% 10/01/13(a)	735,000	790,125
Building Materials Total		2,190,344
Electrical Components & Equipment – 0.1%
Belden CDT, Inc.
7.000% 03/15/17(a)	305,000	311,107
Electrical Components & Equipment Total		311,107
Electronics – 0.9%
NXP BV/NXP Funding LLC
7.875% 10/15/14(a)	1,470,000	1,517,775

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Electronics – (continued)
9.500% 10/15/15(a)	1,060,000	1,094,450
Electronics Total		2,612,225
Environmental Control – 0.6%
Geo Sub Corp.
11.000% 05/15/12	1,955,000	1,955,000
Environmental Control Total		1,955,000
Metal Fabricate/Hardware – 0.5%
Metals USA, Inc.
11.125% 12/01/15	225,000	249,750
Mueller Group, Inc.
10.000% 05/01/12	162,000	174,960
Neenah Foundary Co.
9.500% 01/01/17(a)	1,055,000	1,055,000
Metal Fabricate/Hardware Total		1,479,710
Miscellaneous Manufacturing – 1.2%
Clarke American Corp.
11.750% 12/15/13	1,270,000	1,466,850
RBS Global, Inc. & Rexnord Corp.
9.500% 08/01/14	1,320,000	1,372,800
Rental Services
8.860% 11/27/13(c)	700,000	710,150
Miscellaneous Manufacturing Total		3,549,800
Packaging & Containers – 2.4%
Berry Plastics Holding Corp.
8.875% 09/15/14	605,000	618,613
Jefferson Smurfit Corp.
8.250% 10/01/12	400,000	400,000
Owens-Brockway Glass Container, Inc.
8.250% 05/15/13	730,000	761,025
8.750% 11/15/12	2,625,000	2,762,812
8.875% 02/15/09	633,000	645,660
Owens-Illinois, Inc.
7.350% 05/15/08	425,000	427,125
7.500% 05/15/10	1,425,000	1,446,375
8.100% 05/15/07	430,000	430,000
Packaging & Containers Total		7,491,610
Transportation – 1.7%
Bristow Group, Inc.
6.125% 06/15/13	1,570,000	1,495,425

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Stena AB
7.500% 11/01/13	1,250,000	1,268,750
Teekay Shipping Corp.
8.875% 07/15/11	2,210,000	2,381,275
TFM SA de CV
12.500% 06/15/12	155,000	166,160
Transportation Total		5,311,610
Trucking & Leasing – 0.4%
Greenbrier Companies, Inc.
8.375% 05/15/15	825,000	837,375
Interpool, Inc.
6.000% 09/01/14	265,000	242,475
Trucking & Leasing Total		1,079,850
INDUSTRIALS TOTAL		27,915,643
TECHNOLOGY – 2.7%
Computers – 1.7%
Sungard Data Systems, Inc.
3.750% 01/15/09	330,000	316,800
4.875% 01/15/14	795,000	727,425
7.360% 12/13/12(b)(d)	541,750	545,813
7.360% 02/28/14(c)	950,000	957,125
9.125% 08/15/13	2,635,000	2,826,038
Computers Total		5,373,201
Semiconductors – 0.1%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.
8.605% 12/15/11(b)	185,000	158,637
Semiconductors Total		158,637
Software – 0.9%
Open Solutions, Inc.
9.750% 02/01/15(a)	590,000	607,700
Riverdeep Interactive Learning
11.550% 12/21/07(c)	560,000	558,600
SS&C Technologies, Inc.
10.000% 06/01/12	200,000	218,750
Software Total		2,714,875
TECHNOLOGY TOTAL		7,289,588

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – 5.7%
Electric – 5.7%
AES Corp.
11.750% 12/01/13	1,190,000	1,329,825
UGS Corp.
7.750% 03/01/14	2,140,000	2,247,000
9.000% 05/15/15(a)	1,095,000	1,170,281
AES Eastern Energy LP
9.000% 01/02/17	234,110	260,447
9.670% 01/02/29	150,000	181,500
Calpine Corp.
8.500% 07/15/10(a)(g)	6,049,000	6,411,940
9.875% 12/01/11(a)(g)	150,000	164,625
CMS Energy Corp.
8.500% 04/15/11	190,000	206,625
9.875% 10/15/07	455,000	464,669
Edison Mission Energy
7.730% 06/15/09	930,000	962,550
Mission Energy Holding Co.
13.500% 07/15/08	880,000	959,200
Nevada Power Co.
5.875% 01/15/15	775,000	781,412
6.500% 04/15/12	200,000	208,067
NRG Energy, Inc.
7.250% 02/01/14	260,000	266,500
7.375% 02/01/16	720,000	739,800
PSEG Energy Holdings LLC
8.625% 02/15/08	282,000	287,993
Reliant Energy Mid-Atlantic Power Holdings LLC
9.681% 07/02/26	700,000	812,000
TECO Energy, Inc.
6.750% 05/01/15	675,000	709,594
7.000% 05/01/12	595,000	627,725
Electric Total		17,461,928
UTILITIES TOTAL		17,461,928

Total Corporate Fixed-Income Bonds & Notes (cost of $255,113,064)		263,376,837

	Par ($)	Value ($)
Convertible Bonds – 1.3%
COMMUNICATIONS – 1.1%
Internet – 0.0%
At Home Corp.
4.750% 12/15/06(e)(i)	296,350	30
Internet Total		30
Telecommunication Services – 1.1%
Ciena Corp.
3.750% 02/01/08	520,000	510,250
Nortel Networks Corp.
4.250% 09/01/08	2,940,000	2,903,250
Telecommunication Services Total		3,413,500
COMMUNICATIONS TOTAL		3,413,530
CONSUMER CYCLICAL – 0.1%
Airlines – 0.1%
Delta Air Lines, Inc.
8.000% 06/03/23(a)(g)	280,000	156,100
Airlines Total		156,100
CONSUMER CYCLICAL TOTAL		156,100
FINANCIALS – 0.1%
Insurance – 0.1%
Conseco, Inc.
(h) 09/30/35 (3.500% 09/30/10)(a)	210,000	200,288
(h) 09/30/35 (3.500% 09/30/10)	310,000	295,662
Insurance Total		495,950
FINANCIALS TOTAL		495,950

Total Convertible Bonds (cost of $4,007,771)		4,065,580

	Shares
Common Stocks – 1.0%
COMMUNICATIONS – 0.1%
Internet – 0.1%
Neon Communications Group, Inc.(j)	37,420	175,500
Internet Total		175,500

		Shares	Value ($)
Common Stocks – (continued)
COMMUNICATIONS – (continued)
Internet – (continued)
Telecommunication Services – 0.0%
Remote Dynamics, Inc. (k)		1,774	5
Telecommunication Services Total			5
COMMUNICATIONS TOTAL			175,505
CONSUMER DISCRETIONARY – 0.2%
Media – 0.2%
CBS Corp., Class B		24,100	737,219
Media Total			737,219
CONSUMER DISCRETIONARY TOTAL			737,219
ENERGY – 0.3%
Oil, Gas & Consumable Fuels – 0.3%
Williams Companies, Inc.		27,100	771,266
Oil, Gas & Consumable Fuels Total			771,266
ENERGY TOTAL			771,266
INDUSTRIALS – 0.0%
Industrial Conglomerates – 0.0%
Ainsworth Lumber Co., Ltd. (k)	CAD	400	2,529
Industrial Conglomerates Total			2,529
Road & Rail – 0.0%
Quality Distribution, Inc. (k)	$195		1,893
Road & Rail Total			1,893
INDUSTRIALS TOTAL			4,422
TECHNOLOGY – 0.0%
Software – 0.0%
Quadramed Corp.(k)		45,706	138,946
Software Total			138,946
TECHNOLOGY TOTAL			138,946
TELECOMMUNICATION SERVICES – 0.3%
Wireless Telecommunication Services – 0.3%
Sprint Nextel Corp.		51,600	978,336
Wireless Telecommunication Services Total			978,336
TELECOMMUNICATION SERVICES TOTAL			978,336

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – 0.1%
Gas Utilities – 0.1%
Star Gas Partners LP (k)	92,069	359,990
Gas Utilities Total		359,990
UTILITIES TOTAL		359,990

Total Common Stocks (cost of $2,650,850)		3,165,684
Preferred Stocks – 0.4%
COMMUNICATIONS – 0.1%
Media – 0.1%
Haights Cross Communications, Inc. 12.5000%(a)(k)	6,600	254,100
Ziff Davis Holdings, Inc. 10.00%(k)	25	500
Media Total		254,600
Telecommunication Services – 0.0%
Loral Skynet Corp. 12.00% PIK, (k)	442	90,997
Telecommunication Services Total		90,997
COMMUNICATIONS TOTAL		345,597
FINANCIALS – 0.3%
Real Estate Investment Trusts (REITs) – 0.3%
Sovereign Real Estate Investment Corp., 12.00% (a)	550,000	855,800
Real Estate Investment Trusts (REITs) Total		855,800
FINANCIALS TOTAL		855,800

Total Preferred Stocks (cost of $1,106,052)		1,201,397
Convertible Preferred Stocks – 0.2%
COMMUNICATIONS – 0.0%
Internet – 0.0%
Neon Communications Group, Inc.(e)(k)	9,378	43,983
Internet Total		43,983
COMMUNICATIONS TOTAL		43,983
TECHNOLOGY – 0.2%
Software – 0.2%
Quadramed Corp. 5.50% (a)(j)	21,300	564,450
Software Total		564,450
TECHNOLOGY TOTAL		564,450

Total Convertible Preferred Stocks (cost of $527,258)		608,433

		Units	Value ($)
Warrants(k) – 0.0%
COMMUNICATIONS – 0.0%
Telecommunication Services – 0.0%
Colo.Com, Inc.	Expires 03/15/10(a)(e)(f)	125	—
UbiquiTel, Inc.	Expires 04/15/10(a)(e)(f)	50	—
	Telecommunication Services Total		—
Media – 0.0%
Haights Cross Communications, Inc.	Expires 12/10/11(a)(e)(f)	10	—
Haights Cross Preferred Warrants,	Expires 12/10/11(a)(e)	6,625	66
Ziff Davis Media, Inc., Series E	Expires 08/12/12	6,630	67
	Media Total		133
	COMMUNICATIONS TOTAL		133

	Total Warrants (cost of $16,217)		133

	Par ($)
Short-Term Obligation – 9.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/30/07, due 04/02/07 at 5.260%, collateralized by a U.S. Agency Obligation maturing 12/14/18, market value of $29,506,950 (repurchase proceeds $28,936,678)	28,924,000	28,924,000

Total Short-Term Obligation (cost of $28,924,000)		28,924,000

Total Investments – 98.2% (cost of $292,345,212)(l)(m)		301,342,064

Other Assets & Liabilities, Net – 1.8%		5,407,771

Net Assets – 100.0%		306,749,835

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities, which are not illiquid, except as listed below, amounted to $43,112,304, which represents 14.1% of net assets.

Security	Acquisition Date	Par/Shares/Units	Acquisition Cost	Market Value
Haights Cross Communications, Inc.
Preferred Stocks	01/15/04 - 02/03/06	6,600	307,983	254,100
Haights Cross Communications, Inc.
Warrants: Expires 12/10/11	01/15/04 - 02/03/06	6,625	7	66
Warrants: Expires 12/10/11	01/15/04 - 02/03/06	10	—	—
Quadramed Corp.
Preferred Stocks	06/16/04 - 02/01/06	21,300	500,250	564,450
Sovereign Real Estate Investment Corp.
Preferred Stocks	08/21/00-10/17/06	550,000	906,082	855,800
UbiquiTel, Inc.
Warrants: Expires 04/15/10	04/11/00	50	50	—
				$1,674,416

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2007.

(c)	Loan participation agreement.

(d)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At March 31, 2007, the value of this security represents 0.8% of net assets.

Security	Acquisition Date	Par/Shares/Units	Acquisition Cost	Market Value
Goodyear Tire & Rubber Co.
8.140% 04/30/10	04/01/2005	$500,000	$500,000	$503,540
Sungard Data Systems, Inc.
7.360% 12/13/12	04/29/2005	541,750	541,200	545,813
Qwest Corp.
6.950% 06/30/10	06/05/03	350,000	346,892	359,188
Rogers Cable, Inc.
6.250% 06/15/13	05/19/04 -01/05/06	750,000	704,141	761,250
Warner Chilcott Corp:
7.610% 01/18/12	01/19/05	193,208	194,191	194,002
7.614% 01/18/11	01/19/05	97,361	97,856	97,761
				$2,461,554

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(f)	Security has no value.

(g)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At March 31, 2007, the value of this security represents 4.1% of net assets.

(h)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(i)	The issuer is in default of certain debt covenants. Income is not being accrued. At March 31, 2007, the value of this security represents 0.0% of net assets.

(j)	Security purchased on a delayed delivery basis.

(k)	Non-income producing security.

(l)	Cost for federal income tax purposes is $293,483,178.

(m)	Net unrealized appreciation and depreciation at March, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$11,524,277	$(3,665,391)	$7,858,886

Acronym	Name

CAD	Canadian Dollar
PIK	Payment-In-Kind

INVESTMENT PORTFOLIO
March 31, 2007 (Unaudited)	Columbia Marsico 21st Century Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 86.7%
CONSUMER DISCRETIONARY – 18.2%
Hotels, Restaurants & Leisure – 11.2%
Las Vegas Sands Corp. (a)	15,740	1,363,241
MGM Mirage (a)	10,430	725,094
Vail Resorts, Inc. (a)	10,074	547,320
Wynn Resorts Ltd. (a)	8,737	828,792
Hotels, Restaurants & Leisure Total		3,464,447
Media – 2.5%
Comcast Corp., Class A (a)	30,181	783,197
Media Total		783,197
Multiline Retail – 3.6%
Saks, Inc.	54,326	1,132,154
Multiline Retail Total		1,132,154
Specialty Retail – 0.9%
Tractor Supply Co. (a)	5,218	268,727
Specialty Retail Total		268,727
CONSUMER DISCRETIONARY TOTAL		5,648,525
CONSUMER STAPLES – 3.4%
Beverages – 3.4%
Heineken Holding NV	24,063	1,065,271
Beverages Total		1,065,271
CONSUMER STAPLES TOTAL		1,065,271
ENERGY – 1.9%
Energy Equipment & Services – 1.4%
Schlumberger Ltd.	6,308	435,883
Energy Equipment & Services Total		435,883
Oil, Gas & Consumable Fuels – 0.5%
Petroleo Brasileiro SA, ADR	1,530	152,250
Oil, Gas & Consumable Fuels Total		152,250
ENERGY TOTAL		588,133
FINANCIALS – 29.0%
Capital Markets – 7.2%
Evercore Partners, Inc., Class A	2,722	84,899
Goldman Sachs Group, Inc.	4,132	853,795
Jefferies Group, Inc.	18,882	546,634
UBS AG, Registered Shares	12,500	742,707
Capital Markets Total		2,228,035
Commercial Banks – 11.1%
Banco Itau Holding Financeira SA, ADR	20,339	708,204

1

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
China Merchants Bank Co., Ltd., Class H (a)	267,500	540,238
Erste Bank der Oesterreichischen Sparkassen AG	8,153	634,956
Industrial & Commercial Bank of China, Class H (a)	1,170,000	655,865
Wells Fargo & Co.	26,334	906,680
Commercial Banks Total		3,445,943
Diversified Financial Services – 3.3%
Moody’s Corp.	16,535	1,026,162
Diversified Financial Services Total		1,026,162
Real Estate Investment Trusts (REITs) – 2.6%
Crystal River Capital, Inc. (b)(c)	2,858	76,708
KKR Financial Corp.	15,093	414,001
ProLogis	2,875	186,674
Redwood Trust, Inc.	2,489	129,876
Real Estate Investment Trusts (REITs) Total		807,259
Real Estate Management & Development – 4.8%
CB Richard Ellis Group, Inc., Class A (a)	24,217	827,737
St. Joe Co.	12,610	659,629
Real Estate Management & Development Total		1,487,366
FINANCIALS TOTAL		8,994,765
HEALTH CARE – 8.8%
Biotechnology – 4.9%
Amylin Pharmaceuticals, Inc. (a)	26,924	1,005,881
Arena Pharmaceuticals, Inc. (a)	11,339	123,141
Genentech, Inc. (a)	4,933	405,098
Biotechnology Total		1,534,120
Health Care Equipment & Supplies – 0.5%
Accuray, Inc. (a)	6,304	140,201
Health Care Equipment & Supplies Total		140,201
Health Care Providers & Services – 3.0%
UnitedHealth Group, Inc.	17,686	936,827
Health Care Providers & Services Total		936,827

2

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Life Sciences Tools & Services – 0.4%
Diversa Corp. (a)	16,855	131,638
Life Sciences Tools & Services Total		131,638
HEALTH CARE TOTAL		2,742,786
INDUSTRIALS – 7.0%
Aerospace & Defense – 5.0%
DRS Technologies, Inc.	15,875	828,199
Precision Castparts Corp.	7,001	728,454
Aerospace & Defense Total		1,556,653
Commercial Services & Supplies – 0.6%
Consolidated Graphics, Inc. (a)	2,316	171,500
Commercial Services & Supplies Total		171,500
Machinery – 0.5%
American Railcar Industries, Inc.	4,971	148,186
Machinery Total		148,186
Road & Rail – 0.9%
Genesee & Wyoming, Inc., Class A (a)	10,886	289,676
Road & Rail Total		289,676
INDUSTRIALS TOTAL		2,166,015
INFORMATION TECHNOLOGY – 10.4%
Communications Equipment – 3.4%
Cisco Systems, Inc. (a)	41,052	1,048,058
Communications Equipment Total		1,048,058
Internet Software & Services – 2.3%
Google, Inc., Class A (a)	1,587	727,100
Internet Software & Services Total		727,100
IT Services – 4.7%
Mastercard, Inc., Class A	13,621	1,447,095
IT Services Total		1,447,095
INFORMATION TECHNOLOGY TOTAL		3,222,253
MATERIALS – 5.6%
Chemicals – 2.8%
Monsanto Co.	15,572	855,837
Chemicals Total		855,837
Construction Materials – 1.2%
Holcim Ltd., Registered Shares	3,616	362,150
Construction Materials Total		362,150

3

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – 1.6%
Weyerhaeuser Co.	6,763	505,467
Paper & Forest Products Total		505,467
MATERIALS TOTAL		1,723,454
UTILITIES – 2.4%
Independent Power Producers & Energy Traders – 2.4%
NRG Energy, Inc. (a)	10,506	756,852
Independent Power Producers & Energy Traders Total		756,852
UTILITIES TOTAL		756,852

Total Common Stocks (cost of $22,494,993)		26,908,054

	Par ($)
Short-Term Obligation – 11.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/30/07, due on 04/02/07, at 5.060%, collateralized by a U.S. Treasury Obligation maturing 07/17/13, market value of $3,621,887 (repurchase proceeds $3,550,556)	3,549,000	3,549,000

Total Short-Term Obligation (cost of $3,549,000)		3,549,000

4

Total Investments – 98.1% (cost of $26,043,993)(d)(e)	30,457,054

Other Assets & Liabilities, Net – 1.9%	583,761

Net Assets – 100.0%	31,040,815

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of this security, which is not illiquid, represents 0.2% of net assets.

(d)	Cost for federal income tax purposes is $26,043,993.

(e)	Unrealized appreciation and depreciation at March 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,849,685	$(436,624)	$4,413,061

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO
March 31, 2007 (Unaudited)	Columbia Marsico Focused Equities Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 98.2%
CONSUMER DISCRETIONARY – 28.7%
Automobiles – 5.1%
Toyota Motor Corp., ADR	78,871	10,108,107
Automobiles Total		10,108,107
Hotels, Restaurants & Leisure – 14.2%
Four Seasons Hotels, Inc.	47,167	3,787,510
Las Vegas Sands Corp. (a)	72,461	6,275,847
MGM Mirage (a)	97,990	6,812,265
Starbucks Corp. (a)	140,567	4,408,181
Wynn Resorts Ltd. (a)	75,817	7,192,001
Hotels, Restaurants & Leisure Total		28,475,804
Media – 4.1%
Comcast Corp., Class A (a)	313,957	8,147,184
Media Total		8,147,184
Multiline Retail – 1.9%
Target Corp.	65,012	3,852,611
Multiline Retail Total		3,852,611
Specialty Retail – 3.4%
Lowe’s Companies, Inc.	214,245	6,746,575
Specialty Retail Total		6,746,575
CONSUMER DISCRETIONARY TOTAL		57,330,281
CONSUMER STAPLES – 6.7%
Beverages – 2.3%
PepsiCo, Inc.	71,311	4,532,527
Beverages Total		4,532,527
Household Products – 4.4%
Procter & Gamble Co.	140,353	8,864,696
Household Products Total		8,864,696
CONSUMER STAPLES TOTAL		13,397,223
ENERGY – 2.3%
Energy Equipment & Services – 2.3%
Schlumberger Ltd.	68,358	4,723,538
Energy Equipment & Services Total		4,723,538
ENERGY TOTAL		4,723,538
FINANCIALS – 20.5%
Capital Markets – 10.7%
Goldman Sachs Group, Inc.	43,642	9,017,746
Lehman Brothers Holdings, Inc.	88,655	6,212,056
UBS AG, Registered Shares	102,481	6,090,446
Capital Markets Total		21,320,248

1

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – 6.1%
Industrial & Commercial Bank of China, Class H (a)	12,019,000	6,737,470
Wells Fargo & Co.	161,797	5,570,670
Commercial Banks Total		12,308,140
Diversified Financial Services – 1.9%
Citigroup, Inc.	73,699	3,783,707
Diversified Financial Services Total		3,783,707
Real Estate Investment Trusts (REITs) – 1.8%
ProLogis	54,285	3,524,725
Real Estate Investment Trusts (REITs) Total		3,524,725
FINANCIALS TOTAL		40,936,820
HEALTH CARE – 13.6%
Biotechnology – 5.1%
Genentech, Inc. (a)	124,317	10,208,912
Biotechnology Total		10,208,912
Health Care Providers & Services – 8.5%
UnitedHealth Group, Inc.	319,600	16,929,212
Health Care Providers & Services Total		16,929,212
HEALTH CARE TOTAL		27,138,124
INDUSTRIALS – 17.5%
Aerospace & Defense – 5.5%
General Dynamics Corp.	43,768	3,343,875
Lockheed Martin Corp.	67,944	6,591,927
United Technologies Corp.	17,811	1,157,715
Aerospace & Defense Total		11,093,517
Air Freight & Logistics – 3.8%
FedEx Corp.	70,362	7,558,990
Air Freight & Logistics Total		7,558,990
Industrial Conglomerates – 1.7%
General Electric Co.	94,084	3,326,810
Industrial Conglomerates Total		3,326,810
Road & Rail – 6.5%
Burlington Northern Santa Fe Corp.	94,013	7,561,465

2

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – (continued)
Union Pacific Corp.	53,174	5,399,820
Road & Rail Total		12,961,285
INDUSTRIALS TOTAL		34,940,602
INFORMATION TECHNOLOGY – 5.5%
Communications Equipment – 4.0%
Cisco Systems, Inc. (a)	310,884	7,936,869
Communications Equipment Total		7,936,869
Internet Software & Services – 1.5%
Google, Inc., Class A (a)	6,683	3,061,883
Internet Software & Services Total		3,061,883
INFORMATION TECHNOLOGY TOTAL		10,998,752
MATERIALS – 3.4%
Chemicals – 3.4%
Monsanto Co.	124,532	6,844,279
Chemicals Total		6,844,279
MATERIALS TOTAL		6,844,279

Total Common Stocks (cost of $143,179,422)		196,309,619

	Par ($)
Short-Term Obligation – 1.8%

Repurchase agreement with Fixed Income Clearing Corp., dated 03/30/07, due 04/02/07at 5.260%, collateralized by a U.S. Agency Obligations maturing 03/14/14, market value of $3,601,238 (repurchase proceeds $3,528,546)	3,527,000	3,527,000

Total Short-Term Obligation (cost of $3,527,000)		3,527,000

3

Total Investments – 100.0% (cost of $146,706,422)(b)(c)	199,836,619

Other Assets & Liabilities, Net – 0.0%	71,741

Net Assets – 100.0%	199,908,360

Notes to Investment Portfolio:

*                    Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)          Non-income producing security.

(b)         Cost for federal income tax purposes is $146,706,422.

(c)          Unrealized appreciation and depreciation at March 31,2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$54,013,358	$(883,161)	$53,130,197

Acronym	Name

ADR	American Depositary Receipt

4

INVESTMENT PORTFOLIO
March 31, 2007 (Unaudited)	Columbia Marsico Growth Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 93.2%
CONSUMER DISCRETIONARY – 22.8%
Automobiles – 2.8%
Toyota Motor Corp., ADR	133,889	17,159,214
Automobiles Total		17,159,214
Hotels, Restaurants & Leisure – 10.0%
Four Seasons Hotels, Inc.	24,309	1,952,013
Las Vegas Sands Corp. (a)	173,023	14,985,522
MGM Mirage (a)	245,288	17,052,422
Starbucks Corp. (a)	284,514	8,922,359
Station Casinos, Inc.	42,062	3,641,308
Wynn Resorts Ltd.	40,205	3,813,846
Yum! Brands, Inc.	173,332	10,011,656
Hotels, Restaurants & Leisure Total		60,379,126
Media – 3.9%
Comcast Corp., Class A (a)	906,402	23,521,132
Media Total		23,521,132
Multiline Retail – 4.0%
Federated Department Stores, Inc.	301,003	13,560,185
Target Corp.	180,085	10,671,837
Multiline Retail Total		24,232,022
Specialty Retail – 2.1%
Lowe’s Companies, Inc.	413,123	13,009,243
Specialty Retail Total		13,009,243
CONSUMER DISCRETIONARY TOTAL		138,300,737
CONSUMER STAPLES – 4.0%
Beverages – 1.1%
Heineken NV, ADR	266,574	6,970,910
Beverages Total		6,970,910
Household Products – 2.9%
Procter & Gamble Co.	277,305	17,514,584
Household Products Total		17,514,584
CONSUMER STAPLES TOTAL		24,485,494
ENERGY – 1.8%
Energy Equipment & Services – 1.8%
Schlumberger Ltd.	153,084	10,578,104
Energy Equipment & Services Total		10,578,104
ENERGY TOTAL		10,578,104
FINANCIALS – 16.8%
Capital Markets – 8.2%
Goldman Sachs Group, Inc.	101,526	20,978,317

1

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
Lehman Brothers Holdings, Inc.	198,682	13,921,648
UBS AG, Registered Shares	252,425	15,001,618
Capital Markets Total		49,901,583
Commercial Banks – 5.6%
China Merchants Bank Co., Ltd., Class H (a)	464,500	938,096
Industrial & Commercial Bank of China, Class H (a)	26,880,000	15,068,074
Wells Fargo & Co.	515,885	17,761,921
Commercial Banks Total		33,768,091
Diversified Financial Services – 1.6%
Citigroup, Inc.	186,735	9,586,975
Diversified Financial Services Total		9,586,975
Real Estate Management & Development – 1.4%
CB Richard Ellis Group, Inc., Class A (a)	155,358	5,310,136
St. Joe Co.	65,497	3,426,148
Real Estate Management & Development Total		8,736,284
FINANCIALS TOTAL		101,992,933
HEALTH CARE – 12.3%
Biotechnology – 5.6%
Amylin Pharmaceuticals, Inc. (a)	112,667	4,209,239
Genentech, Inc. (a)	289,439	23,768,731
Genzyme Corp. (a)	96,082	5,766,841
Biotechnology Total		33,744,811
Health Care Providers & Services – 6.7%
UnitedHealth Group, Inc.	769,442	40,757,343
Health Care Providers & Services Total		40,757,343
HEALTH CARE TOTAL		74,502,154
INDUSTRIALS – 17.1%
Aerospace & Defense – 7.9%
Boeing Co.	104,012	9,247,707
General Dynamics Corp.	207,240	15,833,136
Lockheed Martin Corp.	169,497	16,444,599
United Technologies Corp.	103,245	6,710,925
Aerospace & Defense Total		48,236,367
Air Freight & Logistics – 2.5%
FedEx Corp.	143,821	15,450,690
Air Freight & Logistics Total		15,450,690

2

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Construction & Engineering – 2.0%
Jacobs Engineering Group, Inc. (a)	255,318	11,910,585
Construction & Engineering Total		11,910,585
Road & Rail – 4.7%
Burlington Northern Santa Fe Corp.	208,304	16,753,891
Union Pacific Corp.	113,455	11,521,355
Road & Rail Total		28,275,246
INDUSTRIALS TOTAL		103,872,888
INFORMATION TECHNOLOGY – 8.1%
Communications Equipment – 3.8%
Cisco Systems, Inc. (a)	905,406	23,115,015
Communications Equipment Total		23,115,015
Computers & Peripherals – 0.0%
Seagate Technology, Inc., Escrow Shares (b)	4,500	45
Computers & Peripherals Total		45
Internet Software & Services – 0.9%
Google, Inc., Class A (a)	12,115	5,550,609
Internet Software & Services Total		5,550,609
IT Services – 1.8%
Mastercard, Inc., Class A	102,234	10,861,340
IT Services Total		10,861,340
Semiconductors & Semiconductor Equipment – 1.6%
Intel Corp.	498,962	9,545,143
Semiconductors & Semiconductor Equipment Total		9,545,143
INFORMATION TECHNOLOGY TOTAL		49,072,152
MATERIALS – 4.0%
Chemicals – 4.0%
Monsanto Co.	269,436	14,808,202
Praxair, Inc.	146,154	9,201,856
Chemicals Total		24,010,058
MATERIALS TOTAL		24,010,058
TELECOMMUNICATION SERVICES – 5.8%
Diversified Telecommunication Services – 0.8%
AT&T, Inc.	126,110	4,972,517
Diversified Telecommunication Services Total		4,972,517
Wireless Telecommunication Services – 5.0%
America Movil SA de CV, ADR, Series L	325,741	15,567,163

3

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
China Mobile Ltd.	1,587,500	14,445,671
Wireless Telecommunication Services Total		30,012,834
TELECOMMUNICATION SERVICES TOTAL		34,985,351
UTILITIES – 0.5%
Independent Power Producers & Energy Traders – 0.5%
NRG Energy, Inc. (a)	45,793	3,298,928
Independent Power Producers & Energy Traders Total		3,298,928
UTILITIES TOTAL		3,298,928

Total Common Stocks (cost of $489,015,090)		565,098,799

	Par ($)
Short-Term Obligation – 5.7%

Repurchase agreement with Fixed Income Clearing Corp., dated 03/30/07, due on 04/02/07, at 5.260%, collateralized by a U.S. Agency Obligation maturing 06/14/13, market value of $35,178,550 (repurchase proceeds $34,500,116)	34,485,000	34,485,000

Total Short-Term Obligation (cost of $34,485,000)		34,485,000

Total Investments – 98.9% (cost of $523,500,090)(c)(d)		599,583,799

Other Assets & Liabilities, Net – 1.1%		6,921,011

Net Assets – 100.0%		606,504,810

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

4

(a)	Non-income producing security.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)	Cost for federal income tax purposes is $523,500,090.

(d)	Unrealized appreciation and depreciation at March 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$82,473,876	$(6,390,167)	$76,083,709

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO
March 31, 2007 (Unaudited)	Columbia Marsico International Opportunities Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 93.5%
CONSUMER DISCRETIONARY – 19.3%
Auto Components – 3.7%
Continental AG	127,729	16,509,849
Auto Components Total		16,509,849
Automobiles – 2.9%
Toyota Motor Corp.	205,700	13,179,184
Automobiles Total		13,179,184
Hotels, Restaurants & Leisure – 5.8%
Accor SA	162,425	15,522,423
Melco PBL Entertainment Macau Ltd., ADR (a)	376,438	6,075,709
Shangri-La Asia Ltd.	1,764,878	4,359,397
Hotels, Restaurants & Leisure Total		25,957,529
Household Durables – 0.5%
Gafisa SA	186,832	2,357,730
Household Durables Total		2,357,730
Media – 3.7%
British Sky Broadcasting Group PLC	396,534	4,401,000
Grupo Televisa SA, ADR	235,351	7,013,460
JC Decaux SA	175,555	5,180,440
Media Total		16,594,900
Specialty Retail – 2.7%
Esprit Holdings Ltd.	583,000	6,812,299
Yamada Denki Co., Ltd.	54,500	5,078,157
Specialty Retail Total		11,890,456
CONSUMER DISCRETIONARY TOTAL		86,489,648
CONSUMER STAPLES – 10.8%
Beverages – 2.5%
Diageo PLC	326,889	6,622,447
Fomento Economico Mexicano SAB de CV, ADR	43,644	4,817,861
Beverages Total		11,440,308
Food & Staples Retailing – 5.0%
Shoppers Drug Mart Corp.	98,831	4,378,697
Tesco PLC	2,062,787	18,033,236
Food & Staples Retailing Total		22,411,933
Food Products – 2.3%
Nestle SA, Registered Shares	25,939	10,102,153
Food Products Total		10,102,153

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 1.0%
Reckitt Benckiser PLC	84,573	4,403,656
Household Products Total		4,403,656
CONSUMER STAPLES TOTAL		48,358,050
ENERGY – 1.6%
Energy Equipment & Services – 0.5%
Schlumberger Ltd.	31,073	2,147,144
Energy Equipment & Services Total		2,147,144
Oil, Gas & Consumable Fuels – 1.1%
CNOOC Ltd., ADR	46,772	4,098,630
Petroleo Brasileiro SA, ADR	7,468	743,141
Oil, Gas & Consumable Fuels Total		4,841,771
ENERGY TOTAL		6,988,915
FINANCIALS – 29.9%
Capital Markets – 7.4%
Macquarie Bank Ltd.	202,776	13,576,468
Man Group PLC	784,394	8,566,809
UBS AG, Registered Shares	187,305	11,129,014
Capital Markets Total		33,272,291
Commercial Banks – 14.7%
Erste Bank der Oesterreichischen Sparkassen AG	166,853	12,994,521
ICICI Bank Ltd., ADR	131,904	4,847,472
Industrial & Commercial Bank of China, Class H (a)	7,671,000	4,300,119
Intesa Sanpaolo SpA	1,986,818	15,088,507
Mitsui Trust Holdings, Inc.	613,000	6,044,688
Mizuho Financial Group, Inc.	757	4,875,789
Royal Bank of Scotland Group PLC	239,826	9,363,318
Uniao de Bancos Brasileiros SA, GDR	92,891	8,124,247
Commercial Banks Total		65,638,661
Insurance – 4.5%
AXA SA	317,408	13,458,061
Swiss Reinsurance, Registered Shares	71,091	6,493,932
Insurance Total		19,951,993
Real Estate Management & Development – 1.3%
CapitaLand Ltd.	1,145,000	6,037,637
Real Estate Management & Development Total		6,037,637

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 2.0%
Northern Rock PLC	387,924	8,740,655
Thrifts & Mortgage Finance Total		8,740,655
FINANCIALS TOTAL		133,641,237
HEALTH CARE – 6.3%
Biotechnology – 1.5%
Actelion Ltd. (a)	9,773	2,278,075
CSL Ltd.	68,524	4,566,821
Biotechnology Total		6,844,896
Pharmaceuticals – 4.8%
Chugai Pharmaceutical Co., Ltd.	378,800	9,579,294
Roche Holding AG, Genusschein Shares	65,541	11,596,358
Pharmaceuticals Total		21,175,652
HEALTH CARE TOTAL		28,020,548
INDUSTRIALS – 10.0%
Aerospace & Defense – 2.5%
BAE Systems PLC	1,236,457	11,192,541
Aerospace & Defense Total		11,192,541
Building Products – 2.0%
Cie de Saint-Gobain	43,628	4,264,382
Daikin Industries Ltd.	137,868	4,796,833
Building Products Total		9,061,215
Electrical Equipment – 1.0%
ABB Ltd., Registered Shares	258,513	4,425,026
Electrical Equipment Total		4,425,026
Machinery – 0.5%
Volvo AB, Class B	27,944	2,353,078
Machinery Total		2,353,078
Road & Rail – 0.9%
Canadian National Railway Co.	94,864	4,187,297
Road & Rail Total		4,187,297
Trading Companies & Distributors – 1.3%
Marubeni Corp.	922,000	5,602,104
Trading Companies & Distributors Total		5,602,104
Transportation Infrastructure – 1.8%
China Merchants Holdings International Co., Ltd.	1,062,000	4,485,314

3

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Transportation Infrastructure – (continued)
Macquarie Infrastructure Group	1,082,922	3,364,578
Transportation Infrastructure Total		7,849,892
INDUSTRIALS TOTAL		44,671,153
INFORMATION TECHNOLOGY – 1.4%
Electronic Equipment & Instruments – 0.5%
Nippon Electric Glass Co., Ltd.	130,500	2,286,851
Electronic Equipment & Instruments Total		2,286,851
Semiconductors & Semiconductor Equipment – 0.9%
Advantest Corp.	87,200	3,870,129
Semiconductors & Semiconductor Equipment Total		3,870,129
INFORMATION TECHNOLOGY TOTAL		6,156,980
MATERIALS – 7.1%
Chemicals – 4.6%
Linde AG	23,647	2,547,641
Lonza Group AG, Registered Shares	94,647	9,097,453
Syngenta AG, Registered Shares	47,761	9,138,322
Chemicals Total		20,783,416
Construction Materials – 2.5%
Cemex SAB de CV, ADR, COP (a)	135,019	4,421,872
Holcim Ltd., Registered Shares	66,191	6,629,177
Construction Materials Total		11,051,049
MATERIALS TOTAL		31,834,465
TELECOMMUNICATION SERVICES – 4.9%
Wireless Telecommunication Services – 4.9%
America Movil SA de CV, ADR, Series L	188,781	9,021,844
China Mobile Ltd.	1,428,000	12,994,279
Wireless Telecommunication Services Total		22,016,123
TELECOMMUNICATION SERVICES TOTAL		22,016,123
UTILITIES – 2.2%
Electric Utilities – 0.2%
Electricite de France	12,181	1,021,230
Electric Utilities Total		1,021,230

4

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi-Utilities – 2.0%
Veolia Environnement	121,380	9,025,018
Multi-Utilities Total		9,025,018
UTILITIES TOTAL		10,046,248

Total Common Stocks (cost of $347,810,838)		418,223,367

	Par ($)
Short-Term Obligation – 7.3%

Repurchase agreement with Fixed Income Clearing Corp., dated 03/30/07, due 04/02/07at 5.260%, collateralized by a U.S. Agency Obligations with various maturities to 08/05/09, market value of $33,368,113 (repurchase proceeds $32,724,338)	32,710,000	32,710,000

Total Short-Term Obligation (cost of $32,710,000)		32,710,000

Total Investments – 100.8% (cost of $380,520,838)(b)(c)		450,933,367

Other Assets & Liabilities, Net – (0.8)%		(3,654,880)

Net Assets – 100.0%		447,278,487

Notes to Investment Portfolio:

*                 Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)          Non-income producing security.

(b)         Cost for federal income tax purposes is $380,520,838.

5

(c)          Unrealized appreciation and depreciation at March 31,2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$75,413,598	$(5,001,069)	$70,412,529

Acronym	Name

ADR	American Depositary Receipt
COP	Certificates of Participation
GDR	Global Depositary Receipt

6

INVESTMENT PORTFOLIO
March 31, 2007 (Unaudited)	Columbia Mid Cap Growth Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 97.1%
CONSUMER DISCRETIONARY – 20.1%
Automobiles – 0.7%
Harley-Davidson, Inc.	7,450	437,688
Automobiles Total		437,688
Hotels, Restaurants & Leisure – 4.9%
Brinker International, Inc.	8,035	262,745
Darden Restaurants, Inc.	5,400	222,426
Hilton Hotels Corp.	19,600	704,816
International Game Technology, Inc.	13,380	540,284
Scientific Games Corp., Class A (a)	7,220	237,033
Starwood Hotels & Resorts Worldwide, Inc.	4,650	301,552
Wynn Resorts Ltd. (a)	4,270	405,052
Yum! Brands, Inc.	7,510	433,778
Hotels, Restaurants & Leisure Total		3,107,686
Household Durables – 1.8%
Centex Corp.	6,090	254,440
Harman International Industries, Inc.	2,640	253,651
Lennar Corp., Class A	3,680	155,333
Newell Rubbermaid, Inc.	10,910	339,192
Standard-Pacific Corp.	7,700	160,699
Household Durables Total		1,163,315
Internet & Catalog Retail – 0.6%
Priceline.com, Inc. (a)	7,260	386,668
Internet & Catalog Retail Total		386,668
Media – 2.8%
EchoStar Communications Corp., Class A (a)	7,030	305,313
Getty Images, Inc. (a)	3,020	146,862
Grupo Televisa SA, ADR	15,010	447,298
Lamar Advertising Co., Class A	5,870	369,634
NET Servicos de Comunicacao SA, ADR (a)	9,160	123,752
Regal Entertainment Group, Class A	15,230	302,620
XM Satellite Radio Holdings, Inc., Class A (a)	9,570	123,644
Media Total		1,819,123
Multiline Retail – 2.2%
J.C. Penney Co., Inc.	8,130	667,961
Nordstrom, Inc.	14,041	743,330
Multiline Retail Total		1,411,291

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – 3.6%
Abercrombie & Fitch Co., Class A	2,770	209,633
Autozone, Inc. (a)	1,590	203,743
Chico’s FAS, Inc. (a)	13,260	323,942
GameStop Corp., Class A (a)	19,580	637,720
Office Depot, Inc. (a)	5,390	189,405
TJX Companies, Inc.	19,880	535,965
Urban Outfitters, Inc. (a)	8,650	229,311
Specialty Retail Total		2,329,719
Textiles, Apparel & Luxury Goods – 3.5%
Carter’s, Inc. (a)	12,363	313,278
Coach, Inc. (a)	23,374	1,169,869
Phillips-Van Heusen Corp.	8,020	471,576
Polo Ralph Lauren Corp.	3,252	286,664
Textiles, Apparel & Luxury Goods Total		2,241,387
CONSUMER DISCRETIONARY TOTAL		12,896,877
CONSUMER STAPLES – 5.5%
Beverages – 0.5%
Pepsi Bottling Group, Inc.	9,770	311,565
Beverages Total		311,565
Food & Staples Retailing – 0.6%
Kroger Co.	11,430	322,897
Whole Foods Market, Inc.	1,900	85,215
Food & Staples Retailing Total		408,112
Food Products – 2.4%
Campbell Soup Co.	6,270	244,216
Dean Foods Co.	6,880	321,571
H.J. Heinz Co.	8,170	384,970
Hershey Co.	4,095	223,833
McCormick & Co., Inc.	9,230	355,540
Food Products Total		1,530,130
Personal Products – 1.6%
Avon Products, Inc.	12,560	467,986
Bare Escentuals, Inc. (a)	8,600	308,482
Estee Lauder Companies, Inc., Class A	5,660	276,491
Personal Products Total		1,052,959

2

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 0.4%
UST, Inc.	3,970	230,181
Tobacco Total		230,181
CONSUMER STAPLES TOTAL		3,532,947
ENERGY – 7.9%
Energy Equipment & Services – 4.0%
BJ Services Co.	13,500	376,650
Cameron International Corp. (a)	3,630	227,928
Diamond Offshore Drilling, Inc.	3,330	269,563
ENSCO International, Inc.	3,860	209,984
FMC Technologies, Inc. (a)	5,050	352,288
GlobalSantaFe Corp.	4,550	280,644
Grant Prideco, Inc. (a)	5,170	257,673
National-Oilwell Varco, Inc. (a)	7,450	579,535
Energy Equipment & Services Total		2,554,265
Oil, Gas & Consumable Fuels – 3.9%
Cameco Corp.	5,650	231,311
Chesapeake Energy Corp.	10,460	323,005
Denbury Resources, Inc. (a)	16,490	491,237
Helix Energy Solutions Group, Inc. (a)	7,330	273,336
Petroplus Holdings AG (a)	4,682	333,286
Range Resources Corp.	9,910	330,994
Southwestern Energy Co. (a)	7,670	314,317
Sunoco, Inc.	3,130	220,477
Oil, Gas & Consumable Fuels Total		2,517,963
ENERGY TOTAL		5,072,228
FINANCIALS – 8.0%
Capital Markets – 3.1%
Affiliated Managers Group, Inc. (a)	6,350	688,022
E*TRADE Financial Corp. (a)	10,150	215,383
Investment Technology Group, Inc. (a)	4,880	191,296
Lazard Ltd., Class A	6,280	315,130
T. Rowe Price Group, Inc.	12,740	601,201
Capital Markets Total		2,011,032
Commercial Banks – 0.7%
East West Bancorp, Inc.	4,280	157,376
Zions Bancorporation	3,720	314,414
Commercial Banks Total		471,790
Diversified Financial Services – 1.4%
Chicago Mercantile Exchange Holdings, Inc., Class A	600	319,476

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
IntercontinentalExchange, Inc. (a)	1,950	238,309
Nymex Holdings, Inc. (a)	2,356	319,851
Diversified Financial Services Total		877,636
Insurance – 0.8%
Ambac Financial Group, Inc.	5,960	514,884
Insurance Total		514,884
Real Estate Investment Trusts (REITs) – 0.8%
CapitalSource, Inc.	13,480	338,753
General Growth Properties, Inc.	3,160	204,041
Real Estate Investment Trusts (REITs) Total		542,794
Real Estate Management & Development – 0.9%
CB Richard Ellis Group, Inc., Class A (a)	7,430	253,958
Jones Lang LaSalle, Inc.	3,140	327,439
Real Estate Management & Development Total		581,397
Thrifts & Mortgage Finance – 0.3%
IndyMac Bancorp, Inc.	5,110	163,776
Thrifts & Mortgage Finance Total		163,776
FINANCIALS TOTAL		5,163,309
HEALTH CARE – 15.5%
Biotechnology – 1.6%
Celgene Corp. (a)	5,550	291,153
Cephalon, Inc. (a)	3,470	247,099
ImClone Systems, Inc. (a)	1,680	68,494
Medimmune, Inc. (a)	7,300	265,647
Vertex Pharmaceuticals, Inc. (a)	4,410	123,656
Biotechnology Total		996,049
Health Care Equipment & Supplies – 4.4%
Cytyc Corp. (a)	13,900	475,519
Dade Behring Holdings, Inc.	6,220	272,747
Gen-Probe, Inc. (a)	4,610	217,039
Hologic, Inc. (a)	2,780	160,239
Intuitive Surgical, Inc. (a)	2,260	274,748
Kinetic Concepts, Inc. (a)	2,880	145,843
Kyphon, Inc. (a)	5,770	260,458
ResMed, Inc. (a)	6,460	325,390
St. Jude Medical, Inc. (a)	10,090	379,485
Varian Medical Systems, Inc. (a)	6,700	319,523
Health Care Equipment & Supplies Total		2,830,991

4

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – 5.2%
Coventry Health Care, Inc. (a)	4,160	233,168
DaVita, Inc. (a)	7,290	388,703
Express Scripts, Inc. (a)	5,340	431,045
Henry Schein, Inc. (a)	5,490	302,938
Humana, Inc. (a)	4,633	268,807
Laboratory Corp. of America Holdings (a)	5,280	383,486
Manor Care, Inc.	5,380	292,457
McKesson Corp.	4,790	280,406
Medco Health Solutions, Inc. (a)	4,890	354,672
Quest Diagnostics, Inc.	7,800	388,986
Health Care Providers & Services Total		3,324,668
Health Care Technology – 0.2%
IMS Health, Inc.	5,430	161,054
Health Care Technology Total		161,054
Life Sciences Tools & Services – 2.4%
Covance, Inc. (a)	3,100	183,954
Invitrogen Corp. (a)	2,470	157,216
Pharmaceutical Product Development, Inc.	7,430	250,317
Thermo Fisher Scientific, Inc. (a)	11,390	532,482
Waters Corp. (a)	7,540	437,320
Life Sciences Tools & Services Total		1,561,289
Pharmaceuticals – 1.7%
Allergan, Inc.	6,280	695,949
Forest Laboratories, Inc. (a)	4,040	207,818
Mylan Laboratories, Inc.	8,030	169,754
Pharmaceuticals Total		1,073,521
HEALTH CARE TOTAL		9,947,572
INDUSTRIALS – 11.2%
Aerospace & Defense – 3.3%
Alliant Techsystems, Inc. (a)	3,121	274,398
BE Aerospace, Inc. (a)	9,930	314,781
Precision Castparts Corp.	7,284	757,900
Rockwell Collins, Inc.	8,340	558,196
Spirit Aerosystems Holdings, Inc., Class A (a)	7,290	232,187
Aerospace & Defense Total		2,137,462
Air Freight & Logistics – 0.8%
C.H. Robinson Worldwide, Inc.	7,640	364,810

5

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Air Freight & Logistics – (continued)
UTi Worldwide, Inc.	4,823	118,549
Air Freight & Logistics Total		483,359
Airlines – 0.4%
Gol Linhas Aereas Inteligentes SA, ADR (a)	7,650	232,789
Airlines Total		232,789
Commercial Services & Supplies – 3.0%
Corporate Executive Board Co.	5,080	385,877
Dun & Bradstreet Corp.	3,030	276,336
Equifax, Inc.	6,700	244,215
Monster Worldwide, Inc. (a)	6,780	321,168
Resources Connection, Inc. (a)	5,120	163,789
Robert Half International, Inc.	8,610	318,656
Stericycle, Inc. (a)	2,440	198,860
Commercial Services & Supplies Total		1,908,901
Construction & Engineering – 0.3%
Jacobs Engineering Group, Inc. (a)	4,050	188,933
Construction & Engineering Total		188,933
Electrical Equipment – 0.8%
Rockwell Automation, Inc.	4,020	240,677
Roper Industries, Inc.	5,220	286,474
Electrical Equipment Total		527,151
Machinery – 1.6%
Gardner Denver, Inc. (a)	1,298	45,235
Joy Global, Inc.	12,838	550,750
Terex Corp. (a)	5,280	378,893
Timken Co.	2,249	68,167
Machinery Total		1,043,045
Marine – 0.5%
American Commercial Lines, Inc. (a)	10,300	323,935
Marine Total		323,935
Road & Rail – 0.2%
CSX Corp.	3,490	139,775
Road & Rail Total		139,775

6

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Trading Companies & Distributors – 0.3%
WESCO International, Inc. (a)	2,720	170,762
Trading Companies & Distributors Total		170,762
INDUSTRIALS TOTAL		7,156,112
INFORMATION TECHNOLOGY – 17.7%
Communications Equipment – 1.9%
F5 Networks, Inc. (a)	3,540	236,047
Harris Corp.	8,940	455,493
Riverbed Technology, Inc. (a)	12,190	336,932
Tellabs, Inc. (a)	17,980	178,002
Communications Equipment Total		1,206,474
Computers & Peripherals – 1.7%
Network Appliance, Inc. (a)	15,290	558,391
SanDisk Corp. (a)	8,750	383,250
Western Digital Corp. (a)	8,850	148,768
Computers & Peripherals Total		1,090,409
Electronic Equipment & Instruments – 0.7%
Amphenol Corp., Class A	3,910	252,469
Trimble Navigation Ltd. (a)	6,584	176,714
Electronic Equipment & Instruments Total		429,183
Internet Software & Services – 0.9%
Baidu.com, Inc., ADR (a)	2,060	198,893
Equinix, Inc. (a)	4,160	356,221
Internet Software & Services Total		555,114
IT Services – 4.6%
Alliance Data Systems Corp. (a)	8,580	528,700
Checkfree Corp. (a)	4,090	151,698
Cognizant Technology Solutions Corp., Class A (a)	10,850	957,730
Fiserv, Inc. (a)	7,340	389,460
Global Payments, Inc.	11,551	393,427
Paychex, Inc.	9,450	357,872
VeriFone Holdings, Inc. (a)	4,310	158,306
IT Services Total		2,937,193
Semiconductors & Semiconductor Equipment – 4.1%
Broadcom Corp., Class A (a)	8,560	274,519
Intersil Corp., Class A	23,070	611,124
KLA-Tencor Corp.	4,300	229,276
Lam Research Corp. (a)	3,930	186,046
Marvell Technology Group Ltd. (a)	15,940	267,951
MEMC Electronic Materials, Inc. (a)	14,432	874,291

7

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
NVIDIA Corp. (a)	7,860	226,211
Semiconductors & Semiconductor Equipment Total		2,669,418
Software – 3.8%
Activision, Inc. (a)	11,790	223,303
Amdocs Ltd. (a)	5,690	207,571
Autodesk, Inc. (a)	11,600	436,160
BMC Software, Inc. (a)	8,240	253,710
Citrix Systems, Inc. (a)	10,897	349,031
Factset Research Systems, Inc.	2,330	146,441
Intuit, Inc. (a)	13,520	369,907
Salesforce.com, Inc. (a)	3,670	157,149
THQ, Inc. (a)	9,570	327,198
Software Total		2,470,470
INFORMATION TECHNOLOGY TOTAL		11,358,261
MATERIALS – 3.7%
Chemicals – 0.5%
Potash Corp. of Saskatchewan, Inc.	2,000	319,860
Chemicals Total		319,860
Construction Materials – 0.6%
Vulcan Materials Co.	3,240	377,395
Construction Materials Total		377,395
Metals & Mining – 2.6%
Allegheny Technologies, Inc.	3,570	380,883
Carpenter Technology Corp.	4,480	541,005
Freeport-McMoRan Copper & Gold, Inc., Class B	4,716	312,126
Titanium Metals Corp. (a)	4,070	146,032
Zinifex Ltd.	22,490	287,143
Metals & Mining Total		1,667,189
MATERIALS TOTAL		2,364,444
TELECOMMUNICATION SERVICES – 6.1%
Diversified Telecommunication Services – 1.6%
Cogent Communications Group, Inc. (a)	13,470	318,296
Tele2 AB, Class B	41,350	678,034
Diversified Telecommunication Services Total		996,330
Wireless Telecommunication Services – 4.5%
American Tower Corp., Class A (a)	21,870	851,836
Crown Castle International Corp. (a)	17,810	572,235

8

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
Leap Wireless International, Inc. (a)	5,669	374,041
Millicom International Cellular SA (a)	3,430	268,775
NII Holdings, Inc. (a)	9,620	713,612
SBA Communications Corp., Class A (a)	4,590	135,634
Wireless Telecommunication Services Total		2,916,133
TELECOMMUNICATION SERVICES TOTAL		3,912,463
UTILITIES – 1.4%
Gas Utilities – 0.5%
Questar Corp.	3,960	353,272
Gas Utilities Total		353,272
Independent Power Producers & Energy Traders – 0.9%
AES Corp. (a)	15,200	327,104
Constellation Energy Group, Inc.	2,600	226,070
Independent Power Producers & Energy Traders Total		553,174
UTILITIES TOTAL		906,446

Total Common Stocks (cost of $55,570,272)		62,310,659

	Par ($)
Short-Term Obligation – 1.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/30/07, due 04/02/07 at 5.260%, collateralized by a U.S. Agency Obligation maturing 07/17/13, market value of $1,249,600 (repurchase proceeds $1,224,537)	1,224,000	1,224,000

Total Short-Term Obligation (cost of $1,224,000)		1,224,000

9

Total Investments – 99.0% (cost of $56,794,272)(b)(c)	63,534,659
Other Assets & Liabilities, Net – 1.0%	638,457
Net Assets – 100.0%	64,173,116

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing

(b)	Cost for federal income tax purposes is $56,794,272.

(c)	Unrealized appreciation and depreciation at March 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$7,961,062	$(1,220,675)	$6,740,387

Acronym	Name

ADR	American Depositary Receipt

10

Item  2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	May 25, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	May 25, 2007